Discontinued operations - Additional Information (Details) - USD ($) $ in Thousands				12 Months Ended
	Oct. 26, 2022	Oct. 27, 2021	Oct. 26, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment of property, plant and equipment				$ 0	$ 13,926
Romania
Disclosure of analysis of single amount of discontinued operations [line items]
Cash flows used in operating activities				164	877
Cash flows used in investing activities				33	$ 0
Certej Project
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration to be received upon closing	$ 18,000
Deferred cash consideration to be paid	12,000
Deferred cash consideration payable on two years	5,000
Deferred cash consideration payable on three years	$ 7,000
Deferred cash consideration payable on two years period	24 months
Deferred cash consideration payable on three years period	36 months
Royalty percentage	1.50%
Impairment of property, plant and equipment				394,723
Impairment of proper, plant and equipment net of deferred tax				374,684
Certej Project | Non-recurring fair value measurement | Level 3 of Fair Value
Disclosure of analysis of single amount of discontinued operations [line items]
Non-recurring fair value measurement				$ 17
Tocantinzinho
Disclosure of analysis of single amount of discontinued operations [line items]
Deferred cash consideration to be paid		$ 60,000
Impairment of property, plant and equipment			$ 160,140
Cash received		$ 20,000
Sale of shares in disposition		46,926,372
Percent of shares outstanding		19.90%
Deferral of deferred cash consideration to be paid (as a percent)		50.00%
Cost of deferral of deferred cash consideration		$ 5,000
Deferred cash consideration to be paid upon first anniversary		30,000
Deferred cash consideration to be paid upon second anniversary		35,000
Fair value of disposal group		$ 48,000